Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Schedule of number of shares acquired in the context of the share buy-back programs

Treasury Stock
			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K
August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
Total repurchased Treasury Stock	14,124,564	41.44	14,124,564	—